ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ACCOUNTS RECEIVABLE [Text Block]

6. ACCOUNTS RECEIVABLE

The Corporation's accounts receivable are comprised mainly of amounts owing to the Corporation by loyalty program partners for transactions carried out on the Points.com website, amounts owing to the Corporation by companies that perform loyalty program transactions where the Corporation is a partner in facilitating such transactions, and amounts charged with respect to loyalty program technical design and development fees. The amount is presented net of an allowance for doubtful accounts. Accounts receivable are comprised of:

	2017	2016

Accounts receivable before allowance for doubtful accounts	$7,832	$4,220
Allowance for doubtful accounts	(91)	(163)
Accounts receivable	$7,741	$4,057

The Corporation’s exposure to credit and currency risks related to accounts receivable is disclosed in Note 17.